Cost of Sales, Selling Expenses and Administrative Expenses	12 Months Ended
Dec. 31, 2017
Cost of Sales, Selling Expenses and Administrative Expenses
Cost of Sales, Selling Expenses and Administrative Expenses

20.Cost of Sales, Selling Expenses and Administrative Expenses

Cost of sales represents primarily the production cost of programming, acquired programming and transmission rights at the moment of broadcasting or at the time the produced programs are sold and became available for broadcast (see Note 8). Such cost of sales also includes benefits to employees and post-employment benefits, network maintenance and interconnections, satellite links, paper and printing, depreciation of property, plant and equipment, leases of real estate property, and amortization of intangible assets.

Selling expenses and administrative expenses include primarily benefits to employees, sale commissions, postemployment benefits, share-based compensation to employees, depreciation of property, plant and equipment, leases of real estate property, and amortization of intangibles.

The amounts of depreciation, amortization and other amortization included in cost of sales, selling expenses and administrative expenses for the years ended December 31, 2017, 2016 and 2015, were as follows:

	2017		2016		2015

Cost of sales	Ps.	13,329,335	Ps.	11,903,806	Ps.	10,336,861
Selling expenses	1,270,529		1,183,230		951,572
Administrative expenses	4,441,084		4,244,038		3,652,356

	Ps.	19,040,948	Ps.	17,331,074	Ps.	14,940,789

Short-term employee benefits, share-based compensation and post-employment benefits incurred by the Group for the years ended December 31, 2017, 2016 and 2015, were as follows:

	2017		2016		2015
Short-term employee benefits	Ps.	16,124,608	Ps.	15,438,218	Ps.	17,245,568
Share-based compensation	1,489,884		1,410,492		1,199,489
Post-employment benefits	158,905		53,344		38,334

	Ps.	17,773,397	Ps.	16,902,054	Ps.	18,483,391